Employee Severance, Litigation, and Other (Tables)	12 Months Ended
Sep. 30, 2012
Restructuring and Related Activities [Abstract]
Schedule Of Restructuring And Related Costs Text Block
	2012	2011	2010
Employee severance	$33,040	$4,382	$(4,482)
Litigation costs	-	16,000	-
Costs relating to business acquisitions	11,100	3,185	-
Total employee severance, litigation and other	$44,140	$23,567	$(4,482)

Schedule Of Restructuring Reserve By Type Of Cost Text Block
	Employee	Litigation and
	Severance	Other	Total
Balance as of September 30, 2010	$ 1,134	$ 2,857	$ 3,991
Expense recorded during the period	4,382	19,185	23,567
Payments made during the period	(1,906)	(1,752)	(3,658)
Balance as of September 30, 2011	3,610	20,290	23,900
Expense recorded during the period	33,040	11,100	44,140
Payments made during the period	(5,668)	(13,537)	(19,205)
Balance as of September 30, 2012	$ 30,982	$ 17,853	$ 48,835